Investment Portfolio	as of June 30, 2020 (Unaudited)

DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.5%
Massachusetts 97.5%
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	2,808,264
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	1,000,000	1,073,110
Series A, 5.0%, 11/1/2030	500,000	552,110
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	3,652,551
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 0.11% **, 7/7/2020, SPA: State Street Bank & Trust Co.	925,000	925,000
Series A, 5.25%, 7/1/2021	2,000,000	2,099,540
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 5.0%, 7/1/2046	4,475,000	5,415,018
Series A, 5.25%, 7/1/2028	4,000,000	5,351,520
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,107,340
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond:
Series 19, 4.0%, 2/1/2037	1,635,000	1,844,231
Series 19, 4.0%, 2/1/2038	1,655,000	1,862,918
Massachusetts, State College Building Authority Revenue, Series A, Prerefunded, 5.0%, 5/1/2036	3,280,000	3,560,572
Massachusetts, State Consolidated Loan:
Series D, Prerefunded, 5.0%, 8/1/2033	2,000,000	2,102,680
Series B, 5.0%, 4/1/2037	2,500,000	3,086,300
Series D, 5.0%, 7/1/2048 (a)	5,000,000	6,435,500
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue:
Series A, 5.0%, 1/1/2028	1,000,000	1,297,960
Series A, 5.0%, 1/1/2029	2,000,000	2,661,540
Series C, 5.0%, 1/1/2032	2,000,000	2,614,940
Massachusetts, State Development Finance Agency Revenue:
Series U-6E, 0.1% **, 7/1/2020, LOC: TD Bank NA	280,000	280,000
Series A-2, 5.0%, 7/1/2021	4,700,000	4,900,972
Series A, 5.0%, 1/1/2024	1,000,000	1,108,870
Series A, 5.0%, 7/1/2044	4,100,000	4,643,906
Massachusetts, State Development Finance Agency Revenue, Babson College, 5.0%, 10/1/2042	2,500,000	2,910,375
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,766,025
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2040	1,750,000	2,020,533
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2037	2,000,000	2,314,760
Massachusetts, State Development Finance Agency Revenue, Beth Israel Lahey Health Issue:
Series K, 5.0%, 7/1/2035	750,000	917,670
Series K, 5.0%, 7/1/2036	1,000,000	1,218,420
Massachusetts, State Development Finance Agency Revenue, Boston College, Series R-1, 5.0%, 7/1/2031	3,000,000	3,000,000
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series U-6C, 0.1% **, 7/1/2020, LOC: TD Bank NA	500,000	500,000
Series BB2, 4.0%, 10/1/2036	355,000	397,607
Series BB2, 4.0%, 10/1/2037	2,000,000	2,233,520
Series X, 5.0%, 10/1/2048	1,500,000	1,652,595
Massachusetts, State Development Finance Agency Revenue, Brandeis University, Series S-1, 5.0%, 10/1/2040	665,000	811,114
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,302,860
Series I, 5.0%, 7/1/2036	1,000,000	1,156,580
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Homes, Inc., 5.0%, 12/1/2042	525,000	575,195
Massachusetts, State Development Finance Agency Revenue, Dana-Farber Cancer Institute Obligated Group, Series N, 5.0%, 12/1/2041	3,000,000	3,485,340
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	7,500,000	8,469,975
Massachusetts, State Development Finance Agency Revenue, Lesley University, Series A, 5.0%, 7/1/2049	3,000,000	3,549,120
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	523,025
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc., 144A, 5.0%, 10/1/2057	4,000,000	4,067,800
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029	650,000	843,167
Series A, 5.0%, 10/1/2034 (a)	1,000,000	1,321,030
Series A, 5.0%, 10/1/2035 (a)	1,000,000	1,315,720
Series A, 5.25%, 3/1/2037	2,500,000	2,819,825
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, Prerefunded, 5.0%, 7/1/2036	5,000	5,234
Series S, 5.0%, 7/1/2037	1,405,000	1,690,384
Series S-1, 5.0%, 7/1/2047	2,500,000	2,956,750
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Inc., Series I, 4.0%, 7/1/2036	2,000,000	2,021,400
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	2,500,000	2,785,075
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2035	2,225,000	2,524,663
5.0%, 7/1/2036	2,550,000	2,880,250
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	1,079,050
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare:
Series I, 5.0%, 7/1/2036	2,500,000	2,774,200
Series L, 5.0%, 7/1/2044	500,000	551,925
Massachusetts, State Development Finance Agency Revenue, Wellesley College:
Series L, 5.0%, 7/1/2029	785,000	1,029,033
Series J, 5.0%, 7/1/2042	3,500,000	3,720,780
Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	2,187,972
5.0%, 6/1/2031	1,845,000	2,369,663
5.0%, 6/1/2032	470,000	599,706
5.0%, 6/1/2048	3,500,000	4,271,785
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2034	485,000	565,195
Series B, 5.0%, 9/1/2045	2,000,000	2,313,100
5.0%, 9/1/2052	3,500,000	3,961,860
Massachusetts, State Development Finance Agency, Lesley University, 5.0%, 7/1/2039	2,135,000	2,449,998
Massachusetts, State Educational Financing Authority:
Series B, AMT, 3.0%, 7/1/2035	5,000,000	4,956,850
Series K, AMT, 5.25%, 7/1/2029	4,030,000	4,266,964
Series J, AMT, 5.5%, 7/1/2027	1,620,000	1,677,996
Massachusetts, State General Obligation:
Series G, 4.0%, 9/1/2034	3,000,000	3,456,480
Series G, 4.0%, 9/1/2037	5,000,000	5,711,500
Series B, 5.0%, 7/1/2029	3,500,000	4,718,350
Series A, 5.0%, 7/1/2036	7,000,000	8,294,370
Series A, Prerefunded, 5.0%, 12/1/2038	2,500,000	2,667,850
Series A, 5.0%, 3/1/2041	5,000,000	5,648,450
Series A, 5.0%, 1/1/2049	3,000,000	3,740,850
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center:
Series J-2, 0.11% **, 7/1/2020, LOC: TD Bank NA	1,235,000	1,235,000
Series K, 0.12% **, 7/1/2020, LOC: Barclays Bank PLC	350,000	350,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 0.1% **, 7/7/2020	1,200,000	1,200,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	2,209,168
Series M, 5.5%, 2/15/2028	3,000,000	3,995,820
Massachusetts, State Housing Finance Agency Revenue, Series 215, 4.0%, 12/1/2050	2,750,000	3,084,427
Massachusetts, State Port Authority Revenue:
Series B, 5.0%, 7/1/2022	1,670,000	1,670,000
Series A, 5.0%, 7/1/2034	785,000	787,520
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,187,540
Series B, 5.0%, 7/1/2034	710,000	712,279
Series C, AMT, 5.0%, 7/1/2036	2,000,000	2,442,280
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,332,946
Series A, 5.0%, 7/1/2040	3,500,000	4,029,060
Series A, AMT, 5.0%, 7/1/2040	5,000,000	6,036,650
Series B, 5.0%, 7/1/2040	8,500,000	8,525,755
Series C, AMT, 5.0%, 7/1/2044	1,000,000	1,195,490
Series A, AMT, 5.0%, 7/1/2047	3,000,000	3,468,300
Massachusetts, State Port Authority, Special Facilities Revenue, Bosfuel Corp. Project:
Series A, AMT, 4.0%, 7/1/2044	4,000,000	4,328,360
Series A, AMT, 5.0%, 7/1/2033	895,000	1,093,108
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	8,000,000	9,140,720
Series B, 5.0%, 1/15/2031	4,480,000	5,292,717
Series B, Prerefunded, 5.25%, 10/15/2035	10,000,000	10,642,900
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2044	2,500,000	2,845,650
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs:
Series A, 5.0%, 6/1/2038	3,850,000	4,607,757
Series A, 5.0%, 6/1/2048	1,500,000	1,851,795
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,849,650
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2020	100,000	100,386
5.25%, 8/1/2031	12,615,000	18,071,114
Massachusetts, State Water Resources Authority:
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	7,348,776
Series B, 5.25%, 8/1/2032, INS: AGMC	2,000,000	2,910,740
Massachusetts, State Water Resources Authority Revenue, Green Bond, Series C, 4.0%, 8/1/2040	10,425,000	11,891,797
Massachusetts, State Water Resources Authority, Series A, 0.15% **, 7/7/2020, SPA: JPMorgan Chase Bank NA	2,090,000	2,090,000
Plymouth, MA, General Obligation, Municipal Purpose Loan, 5.0%, 5/1/2030	1,595,000	1,653,457
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,558,523
University of Massachusetts, Building Authority Project Revenue, Series 1, 5.0%, 11/1/2036	6,035,000	7,135,784
University of Massachusetts, State Building Authority Revenue:
Series 3, 5.0%, 11/1/2037	3,000,000	3,708,600
Series 2019-1, 5.0%, 5/1/2038	1,100,000	1,396,956
Series 3, 5.0%, 11/1/2038	1,615,000	1,991,602
Weston, MA, General Obligation:
5.0%, 1/15/2025	665,000	802,402
5.0%, 1/15/2026	940,000	1,170,037
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,584,635
		354,964,482
Guam 0.6%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	260,000	298,581
Series A, 5.0%, 1/1/2050	180,000	215,300
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	328,883
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	190,000	211,869
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	444,249
Series A, 5.0%, 10/1/2037	315,000	350,283
Series A, 5.0%, 10/1/2038	285,000	315,974
Series A, 5.0%, 10/1/2040	200,000	220,502
		2,385,641
Puerto Rico 0.4%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	1,293,000	1,355,129
Total Municipal Bonds and Notes (Cost $335,977,810)		358,705,252
Underlying Municipal Bonds of Inverse Floaters (b) 4.2%
Massachusetts
Massachusetts, State Water Resources Authority Revenue, Series A, Prerefunded, 5.0%, 8/1/2035 (c) (Cost $11,316,612)	15,000,000	15,057,600
Trust: Massachusetts, State Water Resources Authority Revenue, Series 2016-XM0287, 144A, 9.23%, 8/1/2020, Leverage Factor at purchase date: 2 to 1
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $347,294,422)	102.7	373,762,852
Floating Rate Notes (b)	(2.1)	(7,500,000)
Other Assets and Liabilities, Net	(0.6)	(2,193,494)
Net Assets	100.0	364,069,358

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of June 30, 2020. Date shown reflects the earlier of demand date or stated maturity date.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
INS: Insured
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$373,762,852	$—	$373,762,852
Total	$—	$373,762,852	$—	$373,762,852

(d)	See Investment Portfolio for additional detailed categorizations.